UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582 Expires: January 31, 2015 Estimated average burden hours per response........9.6

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-7920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:	September 30

Date of reporting period:	July 1, 2012- June 30, 2013

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07920

Reporting Period: 07/01/2012 - 06/30/2013

Western Asset High Income Opportunity Fund Inc.

=============== Western Asset High Income Opportunity Fund Inc. ================

CHARTER COMMUNICATIONS, INC.

Ticker:       CHTR           Security ID:  16117M305

Meeting Date: APR 30, 2013   Meeting Type: Annual

Record Date:  MAR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   DIRECTOR-W. LANCE CONN                  For       Withheld     Management

1.2   DIRECTOR-DARREN GLATT                   For       Withheld     Management

1.3   DIRECTOR-CRAIG A. JACOBSON              For       Withheld     Management

1.4   DIRECTOR-BRUCE A. KARSH                 For       Withheld     Management

1.5   DIRECTOR-EDGAR LEE                      For       Withheld     Management

1.6   DIRECTOR-JEFFREY A. MARCUS              For       Withheld     Management

1.7   DIRECTOR-JOHN D. MARKLEY, JR.           For       Withheld     Management

1.8   DIRECTOR-DAVID C. MERRITT               For       Withheld     Management

1.9   DIRECTOR-STAN PARKER                    For       Withheld     Management

1.10  DIRECTOR-THOMAS M. RUTLEDGE             For       Withheld     Management

1.11  DIRECTOR-ERIC L. ZINTERHOFER            For       Withheld     Management

2     AN AMENDMENT INCREASING THE NUMBER OF   For       Against      Management

      SHARES IN THE COMPANY'S 2009 STOCK

      INCENTIVE PLAN.

3     THE RATIFICATION OF THE APPOINTMENT OF  For       For          Management

      KPMG LLP AS THE COMPANY'S INDEPENDENT

      REGISTERED PUBLIC ACCOUNTING FIRM FOR

      THE YEAR ENDED DECEMBER 31, 2013.

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CITIGROUP INC.

Ticker:       C              Security ID:  172967424

Meeting Date: APR 24, 2013   Meeting Type: Annual

Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT For       For          Management

1B.   ELECTION OF DIRECTOR: FRANZ B. HUMER    For       For          Management

1C.   ELECTION OF DIRECTOR: ROBERT L. JOSS    For       For          Management

1D.   ELECTION OF DIRECTOR: MICHAEL E.        For       For          Management

      O'NEILL

1E.   ELECTION OF DIRECTOR: JUDITH RODIN      For       For          Management

1F.   ELECTION OF DIRECTOR: ROBERT L. RYAN    For       For          Management

1G.   ELECTION OF DIRECTOR: ANTHONY M.        For       For          Management

      SANTOMERO

1H.   ELECTION OF DIRECTOR: JOAN E. SPERO     For       For          Management

1I.   ELECTION OF DIRECTOR: DIANA L. TAYLOR   For       For          Management

1J.   ELECTION OF DIRECTOR: WILLIAM S.        For       For          Management

      THOMPSON, JR.

1K.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO   For       For          Management

      PONCE DE LEON

2.    PROPOSAL TO RATIFY THE SELECTION OF     For       For          Management

      KPMG LLP AS CITI'S INDEPENDENT

      REGISTERED PUBLIC ACCOUNTING FIRM FOR

      2013.

3.    ADVISORY APPROVAL OF CITI'S 2012        For       For          Management

      EXECUTIVE COMPENSATION.

4.    AMENDMENT TO THE CITIGROUP 2009 STOCK   For       For          Management

      INCENTIVE PLAN (RELATING TO DIVIDEND

      EQUIVALENTS).

5.    STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Against      Shareholder

      EXECUTIVES RETAIN A SIGNIFICANT

      PORTION OF THEIR STOCK UNTIL REACHING

      NORMAL RETIREMENT AGE.

6.    STOCKHOLDER PROPOSAL REQUESTING A       Against   Against      Shareholder

      REPORT ON LOBBYING AND GRASSROOTS

      LOBBYING CONTRIBUTIONS.

7.    STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Against      Shareholder

      THE BOARD INSTITUTE A POLICY TO MAKE

      IT MORE PRACTICAL TO DENY

      INDEMNIFICATION FOR DIRECTORS.

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DEEPOCEAN GROUP HOLDING BV

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: JUN 14, 2013   Meeting Type: ANNUAL

Record Date:  JUN 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

2     Appointment of Bart H. Heijermans       FOR       FOR          Management

      (CEO) as chairman of the AGM and

      appointment of the secretary of the AGM

3     Apporval of the agenda of the meeting   FOR       FOR          Management

4     Adoption of annual accounts 2012 and    FOR       FOR          Management

      appropriation of profits

5     Approval of annual report 2012 and      FOR       FOR          Management

      granting discharge for the Board

      members for their management pursued

      over the financial year 2012

6.A   Approval of remuneration of Board       FOR       FOR          Management

      members for the period from 1 January

      2013 up to 30 June 2013

6.B   Approval of remuneration of Board       FOR       FOR          Management

      members for the period from 1 July

      2013 up to 30 June 2014

7     Implementation of the one tier board -  FOR       FOR          Management

      Amendments A, B and D of the amendment

      to the shareholders' agreement;

      amendment of the articles of

      association of the Company and

      appointment of representatives to have

      the amendments executed; appointment

      of execut

8     Amendment C of the amendment to the     FOR       FOR          Management

      Shareholders' Agreement

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HORIZON LINES, INC.

Ticker:       HRZL           Security ID:  44044K309

Meeting Date: JUN 06, 2013   Meeting Type: Annual

Record Date:  APR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1..1  DIRECTOR-MARTIN TUCHMAN                 For       For          Management

1..2  DIRECTOR-SAMUEL A. WOODWARD             For       For          Management

2.    TO APPROVE AN AMENDMENT TO THE          For       For          Management

      COMPANY'S RESTATED CERTIFICATE OF

      INCORPORATION TO INCREASE THE NUMBER

      OF AUTHORIZED SHARES OF COMMON STOCK

      OF THE COMPANY FROM 100,000,000 TO

      150,000,000.

3.    TO RATIFY THE ACTION OF THE COMPANY'S   For       For          Management

      AUDIT COMMITTEE IN APPOINTING ERNST &

      YOUNG LLP AS OUR INDEPENDENT

      REGISTERED PUBLIC ACCOUNTING FIRM FOR

      OUR FISCAL YEAR ENDING DECEMBER 22,

      2013.

4.    TO ADOPT AN ADVISORY RESOLUTION TO      For       For          Management

      APPROVE OUR EXECUTIVE COMPENSATION.

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NORTEK, INC.

Ticker:       NTK            Security ID:  656559309

Meeting Date: MAY 09, 2013   Meeting Type: Annual

Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1..1  DIRECTOR-JOHN T. COLEMAN                For       For          Management

1..2  DIRECTOR-THOMAS A. KEENAN               For       For          Management

1..3  DIRECTOR-J. DAVID SMITH                 For       For          Management

2.    TO RATIFY THE APPOINTMENT OF ERNST &    For       For          Management

      YOUNG LLP AS OUR INDEPENDENT

      REGISTERED PUBLIC ACCOUNTING FIRM FOR

      THE FISCAL YEAR ENDING DECEMBER 31,

      2013.

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REALOGY HOLDINGS CORP

Ticker:       RLGY           Security ID:  75605Y106

Meeting Date: MAY 07, 2013   Meeting Type: ANNUAL

Record Date:  MAR 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director                          FOR       FOR          Management

1.2   Elect Director                          FOR       FOR          Management

1.3   Elect Director                          FOR       FOR          Management

2     Advisory vote to approve Realogy        FOR       FOR          Management

      Holdings executive comensation program

3     Ratifying the appointment of            FOR       FOR          Management

      Pricewaterhouse Coopers LLP

4     Advisory vote on the grequency of the   FOR       FOR          Management

      advisory vote on executive compensation

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Western Asset High Income Opportunity Fund Inc.

By (Signature and Title)*	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chairman, President and Chief Executive Officer

Date	August 16, 2013

* Print the name and title of each signing officer under his or her signature.